May 17, 2002


                           TOUCHSTONE FAMILY OF FUNDS

                            International Equity Fund
                              Emerging Growth Fund
                             Aggressive Growth Fund
                                Growth/Value Fund
                                  Equity Fund
                                Enhanced 30 Fund
                                Value Plus Fund
                                  Utility Fund

                 Supplement to Prospectus Dated August 1, 2001

Effective May 20, 2002, shares of the Aggressive Growth Fund (the "Fund") are no longer available for purchase. All shares of the Fund will be redeemed or exchanged into another Touchstone Fund and the Fund will close its operations on or about July 25, 2002.

                                    TOUCHSTONE
                                    ----------
                                       Family of Funds

221 East Fourth Street.Cincinnati,OH 45202.800.638.8194.www.touchstonefunds.com
                Member Western & Southern Financial Group